Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies [Abstract]
Significant accounting policies (Tables), Balance sheet presentation impact of IFRS 15 adoption [Text Block]

Balance sheet presentation impact of IFRS 15 adoption

in millions of EUR

Balance sheet captions	December 31, 2017	Presentation change [1]	January 1, 2018 [2]
Other non-current liabilities	474	(249)	226
Non-current contract liabilities		249	249
Accrued liabilities	2,319	(791)	1,528
Other current liabilities	1,126	(372)	754
Current contract liabilities		1,163	1,163
[1] The amounts in relation to the IFRS 15 presentation change have been reclassified to conform to the 31 December 2018 Consolidated balance sheets classification.
[2] Opening balance sheet after IFRS 15 presentation change.

Significant accounting policies (Tables), Balance sheet impact of IFRS 9 and IFRS 15 adoption [Text Block]

Balance sheet impact of IFRS 9 and IFRS 15 adoption

in millions of EUR

Balance sheet captions	January 1, 2018 [1]	IFRS 15	IFRS 9	January 1, 2018
Current receivables	3,909	1		3,911
Income tax receivable	109	1		110
Other current assets	392	(75)		317
Investments in associates	142	7		149
Deferred tax assets	1,598	(5)		1,593
Current contract liabilities	1,163	(13)		1,150
Non-current contract liabilities	249	(12)		237
Deferred tax liabilities	33	(15)		18
Shareholders' equity	11,999	(29)		11,970
[1] Opening balance sheet after IFRS 15 presentation change, before other IFRS 15 and IFRS 9 adjustments.

Significant accounting policies (Tables), Retained earnings impact of IFRS 9 and IFRS 15 adoption [Text Block]

Retained earnings impact of IFRS 9 and IFRS 15 adoption

in millions of EUR

Retained earnings as of December 31, 2017	8,596
IFRS 15 adjustments
Cost of obtaining a contract
Capitalized costs of obtaining a contract	(75)
Deferred tax liability	15
Deferred tax asset	2
Income tax receivable	1
Royalty income
Royalty income - deferred revenue	25
Deferred tax assets	(7)
Current receivables	1
Income tax receivable	1
Investment in associates
Investments in associates	7
IFRS 9 adjustments
Transfer from financial assets fair value through OCI reserve	4
Opening balance Retained earnings as of January 1, 2018	8,571

Significant accounting policies (Tables), Impact of IFRS 9 on other non-current financial assets [Text Block]

Impact of IFRS 9 on other non-current financial assets

in millions of EUR

Other non-current financial assets	FVTOCI [1]	Amortized cost [2]	Held-to-maturity investments	FVTPL	Total
Closing balance as of December 31, 2017 - IAS 39	446	114	1	27	587
Reclassify investments from available-for-sale to FVTPL	(77)			77
Reclassify held-to-maturity investments to amortized cost		1	(1)
Opening balance as of January 1, 2018 - IFRS 9	369	114		104	587
[1] Previously reported as available-for-sale financial assets
[2] Previously reported as loans and receivables.